Trade and other receivables	12 Months Ended
Jun. 30, 2022
Trade and other receivables
15. Trade and other receivables

15. Trade and other receivables

Group’s trade and other receivables as of June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021
Sale, leases and services receivables	8,012	7,532
Less: Allowance for doubtful accounts	(853)	(1,395)
Total trade receivables	7,159	6,137
Prepaid expenses	339	1,320
Borrowings, deposits and others	4,661	6,017
Advances to suppliers	917	1,558
Tax receivables	935	1,912
Others	1,156	1,623
Total other receivables	8,008	12,430
Total trade and other receivables	15,167	18,567
Non-current	4,336	4,669
Current	10,831	13,898
Total	15,167	18,567

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 31.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Consolidated Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	June 30, 2022	June 30, 2021
Beginning of the year	1,395	9,199
Additions (i)	250	1,238
Recovery (i)	(282)	(376)
Currency translation adjustment	73	(452)
Deconsolidation	-	(7,614)
Receivables written off during the year as uncollectable	(12)	(46)
Inflation adjustment	(571)	(554)
End of the year	853	1,395

(i)	The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statements of Income and Other Comprehensive Income (Note 24).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2022 and 2021 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Consolidated Statement of Financial Position):

	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	391	238	649	5,607	853	7,738	96.58%
Consumer financing	-	-	-	87	-	87	1.09%
Sale of properties and developments	40	-	20	127	-	187	2.33%
Total as of June 30, 2022	431	238	669	5,821	853	8,012	100.00%

Leases and services	554	405	1,077	3,794	1,369	7,199	95.58%
Consumer financing	-	-	-	-	26	26	0.35%
Sale of properties and developments	-	-	-	307	-	307	4.07%
Total as of June 30, 2021	554	405	1,077	4,101	1,395	7,532	100.00%